COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
COMMITMENTS AND CONTINGENCIES.
Maximum term of non-cancellable leases	10 years
Rental expense under operating leases	$ 32,846,710	$ 26,212,907	$ 15,457,321
Future minimum payments under non-cancellable operating leases
February 2014	33,000,234
February 2015	24,952,401
February 2016	14,766,041
February 2017	7,780,280
February 2018 and after	7,679,684
Total	$ 88,178,640